UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08743
Van Kampen Senior Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)   (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 10/31/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Senior Income Trust
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate** Senior Loan Interests 195.5%
	Aerospace/Defense 4.3%
$9,453	Alion Science and Technology Corp., Term Loan	9.50%	02/06/13	$6,759,039
2,626	Apptis, Inc., Term Loan	6.25 to 7.02	12/20/12	1,969,846
2,164	Atlantic Marine Services, Term Loan	6.31	03/22/14	1,736,936
1,000	Booz Allen Hamilton, Inc., Term Loan (a)	7.50	07/31/15	878,438
3,287	DeCrane Aircraft Holdings, Inc., Term Loan	6.96	02/21/13	2,810,136
8,048	IAP Worldwide Services, Inc., Term Loan (b)	9.06 to 10.50	12/30/12 to 06/30/13	5,236,385
4,416	ILC Industries, Inc., Term Loan	5.12	02/24/12	4,261,440
2,670	Primus International, Inc., Term Loan	6.59	06/07/12	1,802,498
1,084	Tri-Star Electronics International, Term Loan	5.88 to 6.76	02/02/13	785,537
4,819	Vangent, Inc., Term Loan	4.82	02/14/13	3,518,109
625	Wesco Aircraft Hardware Corp., Term Loan	8.87	03/28/14	479,688

				30,238,052

	Automotive 6.3%
3,275	Acument Global Technologies, Inc., Term Loan	7.26	08/11/13	3,045,701
1,985	Dana Corp., Term Loan	6.75 to 8.27	01/31/15	1,341,503

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Automotive (continued)
$21,810	Ford Motor Co., Term Loan	7.59%	12/16/13	$12,120,052
7,790	Metokote Corp., Term Loan	6.12 to 6.73	11/27/11	6,076,301
2,180	Navistar International Corp., Revolving Credit Agreement	5.90 to 6.42	01/19/12	1,526,000
5,995	Navistar International Corp., Term Loan	6.42	01/19/12	4,196,500
611	Performance Transportation Services, Inc., Revolving Credit Agreement (c)(d)(e)	7.29	01/26/12	152,872
420	Performance Transportation Services, Inc., Term Loan (c)(d)(e)	8.25	01/26/12	104,976
6,913	Polypore, Inc., Term Loan	5.39	07/03/14	5,391,750
1,102	Precision Partners Inc., Term Loan	10.00	08/26/13	892,983
7,336	Sensata Technologies, Inc., Term Loan	5.12 to 5.26	04/27/13	4,739,161
2,000	United Components, Inc., Term Loan	4.81	06/30/12	1,522,500
4,842	Veyance Technologies, Inc., Term Loan	6.00	07/31/14	3,510,108

				44,620,407

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Banking 1.5%
$13,421	Dollar Financial Corp., Term Loan	6.52 to 6.77%	10/30/12	$10,400,962

	Beverage, Food & Tobacco 14.6%
5,244	Acosta, Inc., Term Loan	5.37	07/29/13	3,867,351
3,011	BE Foods Investments, Inc., Term Loan (b)	7.32	07/11/12	2,183,263
5,936	Birds Eye Foods, Inc., Term Loan	5.52	03/22/13	4,615,125
11,262	Coleman Natural Foods, LLC, Term Loan (b)	7.39 to 13.26	08/22/12 to 08/22/13	8,477,913
3,649	Culligan International Co., Term Loan	5.42 to 6.02	11/24/12	2,234,889
4,786	DCI Cheese Co., Term Loan	8.37	06/30/10	3,469,645
26,172	Dole Food Co., Inc., Term Loan	5.00 to 6.82	04/12/13	19,367,320
10,262	DS Waters of America, Inc., Term Loan	5.25	10/27/12	8,568,884
4,950	DSW Holdings, Inc., Term Loan	7.00	03/07/12	3,762,000
9,942	Farley’s & Sathers Candy Co., Inc., Term Loan	6.61 to 11.12	06/15/10 to 12/16/10	8,369,304
5,895	FSB Holdings, Inc., Term Loan	5.06 to 9.56	09/29/13 to 03/29/14	4,334,850
3,161	OSI Group, LLC, Term Loan	5.76	09/02/11	3,113,512

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$3,647	PBM Products, LLC, Term Loan	5.37%	09/29/12	$3,118,509
6,110	Pinnacle Foods Finance, LLC, Revolving Credit Agreement	5.75	04/02/13	3,971,240
23,313	Pinnacle Foods Finance, LLC, Term Loan	6.68 to 6.80	04/02/14	17,484,782
1,024	Smart Balance, Inc., Term Loan	6.76	05/18/14	829,790
5,000	Wm. Wrigley Jr. Co., Term Loan	7.75	10/06/13	4,751,250

				102,519,627

	Broadcasting — Cable 4.9%
2,584	Cequel Communications, LLC, Term Loan (a)	4.80 to 6.33	11/05/13	1,915,947
18,100	Charter Communications Operating, LLC, Term Loan	5.00 to 6.26	03/06/14 to 09/06/14	13,135,194
743	CW Media Holdings, Inc., (Canada) Term Loan	7.01	02/16/15	594,000
7,364	Knology, Inc., Term Loan	6.40	06/30/12	5,339,145
5,149	MCC Iowa, LLC, Term Loan	3.64 to 3.89	03/31/10 to 01/31/15	3,917,614
2,358	Mediacom Illinois, LLC, Term Loan	3.64	01/31/15	1,695,796
7,425	RCN Corp., Term Loan	6.06	05/25/14	5,444,928
2,500	TWCC Holding Corp., Term Loan	7.25	09/12/15	2,327,082

				34,369,706

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Diversified 1.7%
$8,438	Alpha Topco, Ltd., (United Kingdom) Term Loan	5.37 to 6.63%	12/31/13 to 06/30/14	$5,756,063
4,831	Cumulus Media, Inc., Term Loan	4.75 to 4.97	06/11/14	2,814,097
4,595	NEP II, Inc., Term Loan	6.01	02/16/14	3,377,410

				11,947,570

	Broadcasting — Radio 4.2%
5,000	Citadel Broadcasting Corp., Term Loan	4.63 to 5.40	06/12/14	2,725,000
6,763	CMP KC, LLC, Term Loan	7.00 to 8.56	05/03/11	2,096,628
14,773	CMP Susquehanna Corp., Term Loan	5.00 to 5.25	05/05/13	6,647,875
5,916	Emmis Operating Co., Term Loan	4.81 to 5.77	11/01/13	3,401,787
1,755	LBI Media, Inc., Term Loan	4.62	03/31/12	1,105,650
4,799	Multicultural Radio Broadcasting, Inc., Term Loan	6.80 to 9.80	12/18/12 to 06/18/13	3,645,538
6,334	Nextmedia Operating, Inc., Term Loan (b)	7.26 to 10.17	11/15/12 to 11/15/13	4,233,121
2,617	Regent Broadcasting, LLC, Term Loan	6.01	11/21/13	1,949,751
8,325	Spanish Broadcasting Systems, Inc., Term Loan	5.52	06/11/12	3,860,514

				29,665,864

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Television 5.5%
$968	Barrington Broadcasting, LLC, Term Loan	5.05 to 6.76%	08/12/13	$483,797
3,000	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	2,370,000
964	High Plains Broadcasting Operating Co., LLC, Term Loan	8.21	09/14/16	576,505
3,642	Newport Television, LLC, Term Loan	8.21	09/14/16	2,179,102
4,125	NV Broadcasting, LLC, Term Loan	5.82	11/01/13	2,495,625
3,632	Sunshine Acquisition, Ltd., Term Loan	4.80	03/20/12	2,269,955
48,337	Univision Communications, Inc., Term Loan	5.25 to 5.50	03/29/09 to 09/29/14	27,958,049

				38,333,033

	Buildings & Real Estate 4.3%
2,320	California Coastal Communities, Inc., Term Loan	7.00	09/15/11	2,053,200
2,500	El Ad IDB Las Vegas, LLC, Term Loan	7.26	02/10/09	2,225,000
20,820	Ginn LA CS Borrower, LLC, Term Loan (d)	8.50 to 12.50	06/08/11 to 06/08/12	2,506,578

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$207	KAG Property, LLC, Term Loan	6.00%	09/23/09	$207,048
6,734	Kuilima Resort Co., Term Loan (b)(d)	20.26	09/30/11	0
164	Kuilima Resort Co., Term Loan (b)(d)(j)	28.26	10/01/08	0
5,200	Kyle Acquisition Group, LLC, Term Loan (d)	5.75	07/20/09 to 07/20/11	858,000
602	Lake at Las Vegas Joint Venture, LLC, Revolving Credit Agreement (b)(d)(e)	16.10	06/20/12	60,185
6,400	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)	12.62 to 16.10	08/20/09 to 06/20/12	1,542,641
218	Landsource Communities Development, LLC, Revolving Credit Agreement (d)(e)	9.00	05/31/09	215,060
3,184	Landsource Communities Development, LLC, Term Loan (b)(d)(e)	8.25	05/31/09	1,391,868
4,224	LNR Property Corp., Term Loan	6.04	07/12/11	2,312,640
4,205	NLV Holdings, LLC, Term Loan	7.12 to 11.37	05/09/11 to 05/30/12	1,323,319
2,648	Realogy Corp., Term Loan	6.50 to 6.78	10/10/13	1,703,310
651	Shea Capital I, LLC, Term Loan	5.25	10/27/11	325,425
1,083	Shea Mountain House, LLC, Term Loan	5.25	05/11/11	379,167

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$3,908	South Edge, LLC, Term Loan (d)	5.25%	10/31/08 to 10/31/09	$1,708,307
540	Standard Pacific Corp., Term Loan	4.56	05/05/13	357,300
5,946	Tamarack Resorts, LLC, Term Loan (d)	8.05 to 8.25	05/19/11	2,824,350
6.866	WCI Communities, Inc., Term Loan (e)	8.97 to 9.00	09/24/09 to 12/23/10	5,337,892
3,876	Yellowstone Mountain Club, LLC, Term Loan	5.55	09/30/10	3,062,277

				30,393,567

	Business Equipment & Services 7.8%
5,509	Affinion Group, Inc., Term Loan	5.31 to 5.62	10/17/12	4,393,631
1,634	Audio Visual Services Corp., Term Loan	6.02	02/28/14	1,094,445
734	BakerCorp, Term Loan	5.37 to 6.84	05/08/14	438,431
3,500	Contec, LLC, Term Loan	7.87	08/01/14	2,870,000
3,942	First American Payment Systems, LP, Term Loan	5.88 to 6.00	10/06/13	3,114,180
2,174	GSI Holdings, LLC, Term Loan	5.81	08/01/14	1,597,821
4,938	HydroChem Industrial Services, Inc., Term Loan	5.06 to 5.25	07/12/13	4,690,625
1,146	Information Resources, Inc., Term Loan	4.56 to 4.75	05/16/14	807,582
3,340	InfoUSA, Inc., Term Loan	5.77	02/14/12	2,938,775
3,305	KAR Holdings, Inc., Term Loan	6.02	10/18/13	2,200,449

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Business Equipment & Services (continued)
$8,042	NCO Financial Systems, Term Loan	7.06 to 8.02%	05/15/13	$6,935,966
10,109	Nielsen Finance, LLC, Term Loan	4.80	08/09/13	7,369,133
6,873	RGIS Services, LLC, Term Loan	5.31 to 5.62	04/30/14	4,719,326
10,185	Sedgwick CMS Holdings, Inc., Term Loan	6.01	01/31/13	8,759,183
1,975	SMG Holdings, Inc., Term Loan	6.42 to 6.88	07/27/14	1,698,500
1,414	Valassis Communications, Inc., Term Loan	5.52	03/02/14	994,705

				54,622,752

	Chemicals, Plastics & Rubber 10.5%
1,025	Arizona Chemical Co., Term Loan	4.81	02/28/13	719,896
4,151	Becker-Underwood, Inc., Term Loan	6.71 to 6.96	03/31/10 to 09/30/11	3,777,531
1,300	Bond US Holdings, Inc., Term Loan	5.56	07/10/14	916,500
11,400	Brenntag Holdings GmbH & Co. KG, (Germany) Term Loan	5.07 to 7.07	01/17/14 to 07/17/15	7,803,000
993	Cristal Inorganic Chemicals US, Inc., Term Loan	6.01	05/15/14	640,163
9,813	Ferro Corp., Term Loan	5.76 to 5.88	06/06/12	8,929,876
4,109	Fibervisions Delaware Corp., Term Loan	8.01	03/31/13	2,978,817
2,305	Foamex, LP, Term Loan	6.25 to 8.07	02/12/13	1,065,926

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$15,106	Hexion Specialty Chemicals, Inc., Term Loan	6.06 to 6.19%	05/05/13 to 05/06/13	$ 9,806,304
3,195	Huntsman International, LLC, Term Loan	4.97	04/19/14	2,699,458
8,227	Ineos Holdings, Ltd., (United Kingdom) Term Loan	5.73 to 6.45	12/16/13 to 12/23/14	4,541,975
2,444	ISP Chemco, Inc., Term Loan	4.31 to 6.13	06/04/14	1,930,711
9,802	Kraton Polymers, LLC, Term Loan	5.31	05/12/13	7,579,910
1,250	Lyondell Chemical Co., Revolving Credit Agreement	3.25	12/20/13	718,752
4,146	Lyondell Chemical Co., Term Loan	8.04	12/20/14	2,508,229
3,090	MACDermid, Inc., Term Loan	5.72	04/12/14	2,062,503
2,885	OMNOVA Solutions, Inc., Term Loan	5.31 to 5.62	05/22/14	1,860,522
4,988	PQ Corp., Term Loan	6.72 to 7.02	07/30/14	3,447,609
4,962	Univar, Inc., Term Loan	6.76	10/10/14	3,479,953
4,452	Valley National Gases, Inc., Term Loan	5.42 to 6.01	02/28/14	3,850,766
7,859	Wellman, Inc., Term Loan (d)(e)	7.42 to 9.99	02/10/09 to 02/10/10	2,784,211

				74,102,612

	Construction Material 3.0%
11,019	AXIA, Inc., Term Loan	5.77	12/21/12	5,784,997
3,215	Beacon Sales Acquisition, Inc., Term Loan	5.77 to 6.05	09/30/13	2,411,099

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material (continued)
$5,393	Building Materials Corp. of America, Term Loan (a)	6.50 to 9.00%	02/24/14 to 09/15/14	$3,473,770
5,111	Building Materials Holding Corp., Term Loan	7.25 to 9.01	11/10/11	2,810,956
4,677	Contech Construction Products, Inc., Term Loan	5.50	01/31/13	3,122,078
1,500	Custom Building Products, Inc., Term Loan	8.00	04/20/12	1,050,000
2,993	Panolam Industries International, Inc., Term Loan	6.51	09/30/12	2,574,248

				21,227,148

	Containers, Packaging & Glass 6.2%
3,048	Anchor Glass Container Corp., Term Loan	7.50 to 7.96	06/20/14	2,582,857
3,476	Berlin Packaging, LLC, Term Loan	5.81 to 7.50	08/17/14	2,920,040
2,165	Berry Plastics Group, Inc., Term Loan (a)	4.80	04/03/15	1,594,129
11,434	Consolidated Container Co., LLC, Term Loan	5.75 to 9.26	03/28/14 to 09/28/14	6,105,777
2,388	Graphic Packaging International, Inc., Revolving Credit Agreement	5.25 to 6.84	05/16/13	1,742,875
2,647	Graphic Packaging International, Inc., Term Loan	5.26 to 6.64	05/16/14	2,170,881
773	Kranson Industries, Inc., Revolving Credit Agreement	5.25	07/31/13	618,754

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
$13,341	Kranson Industries, Inc., Term Loan	5.46%	07/31/13	$10,672,820
5,870	Packaging Dynamics Operating Co., Term Loan	5.76	06/09/13	4,725,279
4,045	Pertus Sechzehnte GmbH, (Germany) Term Loan	5.49 to 5.74	06/13/15 to 06/13/16	2,204,512
5,687	Smurfit-Stone Container Corp., Revolving Credit Agreement	5.25 to 6.56	11/01/09	4,734,844
3,758	Tegrant Holding Corp., Term Loan	6.52 to 9.27	03/08/14 to 03/08/15	1,652,505
2,543	Unifrax Corp., Term Loan	5.38	05/02/13	2,072,745

				43,798,018

	Diversified Manufacturing 2.0%
2,454	Arnold Magnectic Technologies Corp., Term Loan	8.25 to 9.25	03/07/11 to 03/06/12	2,346,254
4,500	Euramax International, Inc., Term Loan	11.00	06/29/13	2,137,500
1,489	Mueller Water Products, Inc., Term Loan	4.87 to 5.51	05/24/14	1,146,294
6,605	MW Industries, Inc., Term Loan	5.75 to 7.75	11/01/13	6,105,470
2,711	Wire Rope Corp. of America, Inc., Term Loan	6.01	02/08/14	2,060,441

				13,795,959

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Durable Consumer Products 0.4%
$3,392	Brown Jordan International, Inc., Term Loan	7.00 to 7.10%	04/30/12	$3,018,602

	Ecological 0.6%
1,471	Energy Solutions, LLC, Term Loan	6.01	05/28/13	1,051,566
1,751	Environmental Systems Products Holdings, Inc., Term Loan	13.72 to 13.76	09/12/12	1,361,188
2,264	LVI Services, Inc., Term Loan	8.17 to 8.51	11/16/11	1,188,703
1,650	Synagro Technologies, Inc., Term Loan	7.56	10/02/14	750,750

				4,352,207

	Education & Child Care 3.3%
5,985	Bright Horizons Family Solutions, Inc.,Term Loan (a)	7.00 to 7.50	05/28/15	4,768,052
2,195	Cengage Learning Holdings II, LP, Term Loan (a)	5.62	07/03/14	1,647,219
1,546	Educate, Inc., Term Loan	5.25 to 9.08	06/14/13 to 06/14/14	1,179,774
1,674	Education Management, LLC, Revolving Credit Agreement	6.06	06/01/12	1,155,349
6,154	Education Management, LLC, Term Loan	5.56	06/01/13	4,338,814
12,375	Nelson Education, Ltd., (Canada) Term Loan	6.26	07/05/14	10,209,375

				23,298,583

	Electronics 5.0%
10,323	Dealer Computer Services, Inc., Term Loan	5.17 to 8.67	10/26/12 to 10/26/13	6,528,229

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$1,439	Deutsche Connector Group, (France) Term Loan	5.38 to 5.63%	06/22/14 to 06/22/15	$1,126,190
4,297	Edwards (Cayman Islands II) Ltd., Term Loan	4.81 to 8.56	05/31/14 to 11/30/14	2,770,490
605	H3C Holdings, Ltd., (Cayman Islands) Term Loan	6.70	09/28/12	520,300
4,900	Infor Enterprise Solutions Holdings, Inc., Term Loan	7.52	07/28/12	3,099,250
1,382	Intergraph Corp., Term Loan	4.81	05/29/14	1,077,709
7,353	Kronos, Inc., Term Loan	6.01	06/11/14	5,036,585
2,601	Network Solutions, LLC, Term Loan	5.62 to 6.27	03/07/14	1,495,777
956	Nuance Communications, Inc., Term Loan	5.37	03/31/13	720,126
9,869	Open Solutions, Inc., Term Loan	5.96	01/23/14	5,428,177
588	Stratus Technologies, Inc., Term Loan	7.52	03/29/11	429,240
1,748	Sungard Data Systems, Inc., Revolving Credit Agreement	4.75	08/11/11	1,167,038
2,500	Sungard Data Systems, Inc., Term Loan	6.75	02/28/14	2,150,000
3,841	Verint Systems, Inc., Term Loan	6.25	05/25/14	2,784,390
1,324	X-Rite, Inc., Term Loan	8.00 to 8.12	10/24/12	1,142,022

				35,475,523

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure 9.6%
$7,382	Bombardier Capital, Inc., (Canada) Term Loan	5.50 to 7.01%	06/28/13	$5,112,228
4,061	Cedar Fair, LP, Term Loan (a)	5.00 to 5.12	02/17/12	2,984,591
2,401	Cinemark USA, Inc., Term Loan	4.56 to 4.93	10/05/13	1,840,865
7,123	Fender Musical Instruments Corp., Term Loan	5.17 to 6.02	06/09/14	4,452,100
2,435	Gibson Guitar Corp., Term Loan	6.20	12/29/13	2,154,761
6,000	Hicks Sports Group, LLC, Term Loan	6.31	12/22/10	4,650,000
1,481	Metro-Goldwyn-Mayer Studios, Inc., Revolving Credit Agreement	5.87 to 7.34	04/08/10	695,962
48,133	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	7.01	04/08/12	23,825,924
4,857	Mets, LP, Term Loan	5.26	07/25/10	4,420,000
5,656	Panavision, Inc., Term Loan	6.31 to 7.03	03/30/11	4,665,981
2,051	Playcore Holdings, Inc., Term Loan	5.50 to 6.31	02/21/14	1,743,466
1,774	Regal Cinemas, Inc., Term Loan	5.26	10/28/13	1,341,591
750	True Temper Sports, Inc., Revolving Credit Agreement	4.75	03/15/09	633,750
12,407	True Temper Sports, Inc., Term Loan	6.03 to 9.33	03/15/11 to 06/30/11	8,912,436

				67,433,655

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Farming & Agriculture 0.3%
$3,000	Wm. Bolthouse Farms, Inc., Term Loan	9.26%	12/16/13	$2,280,000

	Finance 6.9%
527	DCS Business Services, Inc., Term Loan	11.50	08/04/11	305,743
5,442	First Data Corp., Term Loan (a)	5.95 to 6.51	09/24/14	4,018,471
4,626	Grosvenor Capital Management Holdings, LLP, Term Loan	4.88 to 6.05	12/05/13	3,700,600
6,128	iPayment, Inc., Term Loan	5.12 to 6.36	05/10/13	4,749,286
11,480	LPL Holdings, Inc., Term Loan	5.51	06/28/13	9,183,608
1,983	Metavante Corp., Term Loan	4.55	11/03/14	1,625,650
10,248	National Processing Company Group, Inc., Term Loan	7.10 to 10.71	09/29/12 to 09/29/14	7,415,742
3,317	Nuveen Investments, Inc., Term Loan	6.12 to 6.77	11/13/14	1,912,612
10,090	Oxford Acquisition III, Ltd., (United Kingdom) Term Loan	5.58	05/12/14	6,373,787
7,450	RJO Holdings Corp., Term Loan	6.00 to 9.75	07/12/14 to 07/12/15	3,746,875
7,293	Transfirst Holdings, Inc., Term Loan	6.52 to 9.77	06/15/14 to 06/15/15	5,454,713

				48,487,087

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Grocery 0.8%
$7,270	Roundy’s Supermarkets, Inc., Term Loan	5.75 to 6.47%	11/03/11	$5,906,611

	Health & Beauty 1.2%
4,770	American Safety Razor Co., Term Loan	5.62 to 9.47	07/31/13 to 01/30/14	4,021,848
6,959	Marietta Intermediate Holding Corp., Term Loan (b)	8.00 to 12.00	11/30/10 to 12/17/11	1,449,126
4,232	Philosophy, Inc., Term Loan	5.12	03/16/14	2,919,919

				8,390,893

	Healthcare 14.2%
6,285	American Medical Systems, Inc., Term Loan	5.44	07/20/12	5,405,089
564	Catalent Pharma Solutions, Inc., Revolving Credit Agreement	5.75 to 6.76	04/10/13	409,107
7,406	Catalent Pharma Solutions, Inc., Term Loan	6.01	04/10/14	4,795,547
2,630	Community Health Systems, Inc., Term Loan (a)	5.06 to 5.97	07/25/14	2,114,244
1,186	Concentra, Inc., Term Loan	6.02	06/25/14	800,574
5,333	CRC Health Group, Inc., Term Loan	6.01	02/06/13	3,679,897
8,801	DSI Renal, Inc., Term Loan	6.06	03/31/13	5,830,820

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$1,250	Fresenius SE, (Germany) Term Loan	6.75%	10/06/14	$1,168,750
1,039	Genoa Healthcare Group, LLC, Term Loan	6.75	08/10/12	838,602
455	Golden Living, Term Loan	6.52	03/14/11	377,413
8,143	Harlan Sprague Dawley, Inc., Term Loan	5.50 to 7.25	07/11/14	6,555,078
3,357	HCA, Inc., Term Loan	5.26 to 6.01	11/17/12 to 11/18/13	2,812,600
7,390	HCR Healthcare, LLC, Term Loan	5.50 to 5.72	12/22/14	4,969,901
12,228	Health Management Associates, Inc., Term Loan	5.51	02/28/14	8,620,452
5,934	Iasis Healthcare, LLC, Term Loan	3.87 to 5.12	03/15/14	4,806,223
10,862	Inverness Medical Innovations, Inc., Term Loan	5.48 to 5.50	06/26/14	8,020,142
23,180	Multiplan, Inc., Term Loan	5.63	04/12/13	18,254,565
1,600	Select Medical Corp., Revolving Credit Agreement	5.31 to 6.79	02/24/11	1,304,000
2,933	Sterigenics International, Inc., Term Loan	5.07 to 5.39	11/21/13	2,111,909
2,418	Sun Healthcare Group, Inc., Term Loan	4.81 to 5.76	04/19/14 to 04/21/14	1,753,265
1,056	Surgical Care Affiliates, LLC, Revolving Credit Agreement	5.00 to 5.76	06/29/13	623,040

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$11,850	Surgical Care Affiliates, LLC, Term Loan	5.76%	12/29/14	$7,702,500
5,901	United Surgical Partners International, Inc., Term Loan	4.94 to 6.19	04/19/14	4,042,027
4,444	Viant Holdings, Inc., Term Loan	6.02	06/25/14	2,644,031

				99,639,776

	Home & Office Furnishings, Housewares & Durable Consumer Products 2.1%
7,617	Generation Brands, LLC, Term Loan (b)	7.98 to 11.02	12/20/12 to 06/20/13	3,491,802
2,207	Hunter Fan Co., Term Loan	5.31 to 9.56	04/16/14 to 10/16/14	1,201,020
2,610	Mattress Holdings Corp., Inc., Term Loan	5.43	01/18/14	1,468,312
11,100	National Bedding Co., LLC, Term Loan	8.40	02/28/14	6,993,000
1,705	Sealy Mattress Co., Revolving Credit Agreement	4.50 to 5.86	04/06/10	1,517,450

				14,671,584

	Hotels, Motels, Inns & Gaming 14.7%
7,638	BLB Worldwide Holdings, Inc., Term Loan (b)	7.96 to 8.30	08/23/11 to 07/18/12	4,069,647

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$350	Cannery Casino Resorts, LLC, Revolving Credit Agreement	5.31 to 5.50%	05/18/12	$331,625
11,419	Cannery Casino Resorts, LLC, Term Loan	5.05 to 7.06	05/18/13 to 05/18/14	10,656,303
7,167	Golden Nugget, Inc., Term Loan	5.22 to 6.51	06/30/14 to 12/31/14	3,116,667
8,751	Greektown Casino, LLC, Term Loan (e)	7.75	12/03/12	6,673,501
1,655	Greektown Holdings, LLC, Term Loan	9.25	06/01/09	1,589,118
6,649	Green Valley Ranch Gaming, LLC, Term Loan	4.75	02/16/14	3,324,547
1,621	Greenwood Racing, Inc., Term Loan	5.43	11/28/11	1,134,788
55,000	Harrah’s Operating Co., Inc., Bridge Loan	9.25	01/28/16 to 01/28/18	26,125,000
4,428	Isle of Capri Casinos, Inc., Term Loan	5.51	07/26/14	3,003,371
22,652	Las Vegas Sands, LLC/Venetian Casino, Term Loan	5.52	05/23/14	13,251,356
3,700	Magnolia Hill, LLC, Term Loan	6.37	10/30/13	3,293,000
8,944	New World Gaming Partners Holdings, Ltd., Term Loan	6.55	09/30/14	4,471,875
2,311	Penn National Gaming, Inc., Term Loan	4.55 to 5.29	10/03/12	1,932,476

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$12,300	Venetian Macau, Ltd., Term Loan	6.02%	05/25/12 to 05/26/13	$7,902,750
6,667	Wynn Resorts, Ltd., Term Loan	5.47 to 6.77	06/21/10	5,916,667
7,925	Yonkers Racing Corp., Term Loan	10.69	08/12/11	6,934,089

				103,726,780

	Insurance 5.9%
5,610	Alliant Holdings I, Inc., Term Loan	6.76	11/01/14	3,870,900
9,875	AmWins Group Inc., Term Loan	5.31 to 5.50	06/08/13	7,208,750
651	Applied Systems, Inc., Term Loan	6.02 to 6.26	09/26/13	537,436
2,371	Audatex North America, Inc., Term Loan	4.82	05/16/14	1,873,214
3,061	Conseco, Inc., Term Loan	5.00	10/10/13	2,027,957
7,806	HMSC Holdings Corp., Term Loan	5.25 to 8.50	04/03/14 to 10/03/14	3,542,969
8,417	Mitchell International, Inc., Term Loan	5.81 to 9.06	03/28/14 to 03/30/15	6,936,955
2,017	USI Holdings Corp., Revolving Credit Agreement	5.40	05/05/13	1,280,583
6,583	USI Holdings Corp., Term Loan	6.52	05/05/14	4,789,375
12,868	Vertafore, Inc., Term Loan	5.31 to 8.81	01/31/12 to 01/31/13	9,505,386

				41,573,525

	Machinery 1.0%
3,510	Gleason, Inc., Term Loan	4.56 to 6.25	06/30/13	3,000,780

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Machinery (continued)
$1,930	Goodman Global, Inc., Term Loan (a)	7.71%	02/13/14	$1,577,775
2,970	Mold-Masters Luxembourg Holdings SA, Term Loan	7.63	10/11/14	2,702,700

				7,281,255

	Medical Products & Services 3.2%
2,334	Accellent, Inc., Term Loan	5.29	11/22/12	1,610,460
3,667	Advanced Medical Optics, Inc., Term Loan	4.63 to 4.86	04/02/14	2,667,500
8,170	AGA Medical Corp., Term Loan	4.69 to 5.10	04/28/13	6,617,747
8,868	Carestream Health, Inc., Term Loan (a)	5.42 to 5.76	04/30/13	5,837,861
8,500	VWR Funding, Inc., Term Loan	5.67	06/29/14	5,935,831

				22,669,399

	Mining, Steel, Iron & Non-Precious Metals 0.4%
944	John Maneely Co., Term Loan	6.05 to 8.00	12/09/13	696,514
2,905	Novelis Corp., Term Loan	5.77	07/06/14	2,074,341

				2,770,855

	Natural Resources 1.1%
1,680	CDX Funding, LLC, Term Loan (d)(k)	12.25	03/31/13	1,226,400
2,912	Dresser, Inc., Term Loan (a)	5.06 to 5.37	05/04/14	2,119,195
1,000	Hudson Products Holdings, Inc., Term Loan	8.00	08/24/15	865,000

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Natural Resources (continued)
$4,230	Western Refining, Inc., Term Loan	9.25%	05/30/14	$3,193,456

				7,404,051

	Non-Durable Consumer Products 4.5%
4,039	Amscan Holdings, Inc., Term Loan	5.06 to 5.49	05/25/13	3,028,875
6,425	Easton-Bell Sports, Inc., Term Loan	4.93 to 5.29	03/16/12	5,091,517
9,291	Huish Detergents, Inc., Term Loan	5.77 to 8.02	04/26/14 to 10/26/14	7,370,357
6,752	KIK Custom Products, Inc., Term Loan	5.80 to 8.54	05/31/14 to 11/30/14	2,972,028
2,736	Mega Brands, Inc., (Canada) Term Loan	8.75	07/26/12	1,573,406
513	Spectrum Brands, Inc., Revolving Credit Agreement	7.72	03/30/13	352,008
10,130	Spectrum Brands, Inc., Term Loan	6.68 to 8.32	03/30/13	6,951,645
2,200	Targus Group International, Inc., Term Loan	11.35	05/22/13	1,045,000
5,231	Yankee Candle Co., Inc., Term Loan	5.26 to 5.77	02/06/14	3,531,224

				31,916,060

	Paper & Forest Products 1.7%
2,400	Ainsworth Lumber Co., Ltd., Term Loan	8.25	06/26/14	1,728,000
2,238	Tidi Products, LLC, Term Loan	6.72 to 8.22	12/29/11 to 06/29/12	2,053,801
373	Verso Paper Holdings, LLC, Term Loan	10.01	08/01/13	223,998
7,587	White Birch Paper, Co., (Canada) Term Loan	6.52	05/08/14	5,045,535

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Paper & Forest Products (continued)
$3,992	Xerium Technologies, Inc., Term Loan	9.26%	05/18/12	$2,953,913

				12,005,247

	Personal & Miscellaneous Services 0.3%
2,195	Omniflight Helicopters, Inc., Term Loan	7.75 to 8.61	06/30/11 to 09/30/12	1,755,785

	Pharmaceuticals 0.5%
4,466	Generics International, Inc., Term Loan	7.26	10/31/14	3,528,337

	Printing & Publishing 15.8%
1,927	Advanstar Communications, Inc., Term Loan	6.01	05/31/14	1,146,848
4,836	American Media Operations, Inc., Term Loan	7.56	01/31/13	3,252,096
1,959	Ascend Media Holdings, LLC, Term Loan	6.82 to 9.77	01/31/12	979,379
6,404	Canon Communications, LLC, Term Loan	6.50	05/31/11	5,603,709
1,583	Caribe Media, Inc., Term Loan	5.25 to 6.77	03/31/13	1,123,854
10,684	Cygnus Business Media, Inc., Term Loan (d)	6.50	07/13/09	8,547,000
2,500	Dex Media West, LLC, Term Loan (a)	7.00 to 7.77	10/24/14	1,392,500
993	DRI Holdings, Inc., Term Loan	6.52 to 6.63	07/03/14	695,409
11,298	Endurance Business Media, Inc., Term Loan	5.50 to 10.00	07/26/13 to 01/26/14	7,818,250

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$11,701	F&W Publications, Inc., Term Loan	5.06 to 7.46%	02/05/13 to 08/05/13	$5,520,353
9,173	Gatehouse Media, Inc., Term Loan	4.81 to 5.00	08/28/14	2,262,737
1,620	Hanley-Wood, LLC, Term Loan	5.25 to 6.01	03/08/14	862,843
5,404	Idearc, Inc., Term Loan	5.12 to 5.77	11/17/14	2,332,621
1,891	Intermedia Outdoor, Inc., Term Loan	6.76	01/31/13	1,527,235
1,596	Knowledgepoint360 Group, LLC, Term Loan	6.06 to 9.81	04/14/14 to 04/13/15	1,381,313
2,494	Local Insight Regatta Holdings, Inc., Term Loan	7.77	04/23/15	2,061,501
3,350	MC Communications, LLC, Term Loan	5.31 to 5.70	12/31/10	1,088,782
3,074	MediaNews Group, Inc., Term Loan	5.82 to 7.07	12/30/10 to 08/02/13	1,636,475
12,722	Merrill Communications, LLC, Term Loan	5.00 to 10.22	05/15/11 to 11/15/13	7,541,461
5,552	Network Communications, Inc., Term Loan	4.81 to 5.18	11/30/12	4,385,793
2,333	Newsday, LLC, Term Loan	9.01	08/01/13	1,960,000
8,486	Penton Media, Inc., Term Loan	5.37 to 8.42	02/01/13 to 02/01/14	4,507,577
477	Proquest CSA, LLC, Term Loan	5.68 to 5.72	02/10/14	414,700

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$3,693	Questex Media Group, Inc., Term Loan	5.81%	05/04/14	$3,231,484
11,271	Reader’s Digest Association, Inc., Term Loan	4.81 to 6.09	03/02/14	5,748,448
1,043	SGS International, Inc., Term Loan	6.27	12/30/11	766,930
2,429	Source Media, Inc., Term Loan	8.77	11/08/11	1,639,810
1,485	Summit Business Media Intermediate, Term Loan	5.87	01/06/14	1,002,375
3,073	Thomas Nelson Publishers, Term Loan	8.50	06/12/12	2,473,495
66,667	Tribune Co., Bridge Loan (k)	9.00	12/20/15	8,000,000
26,786	Tribune Co., Term Loan (k)	6.00	05/19/14	12,321,759
11,219	Yell Group, PLC, (United Kingdom) Term Loan	5.37 to 6.12	04/30/11 to 02/10/13	7,666,452

				110,893,189

	Restaurants & Food Service 3.3%
9,219	Advantage Sales & Marketing, Inc., Term Loan	5.50 to 5.77	03/29/13	6,476,011
6,577	Arby’s, Restaurant Group, Inc., Term Loan (a)	5.25 to 6.01	07/25/12	4,932,547
3,160	Center Cut Hospitality, Inc., Term Loan	5.32	07/06/14	2,338,400
3,216	NPC International, Inc., Term Loan	4.75 to 6.09	05/03/13	2,347,318

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Restaurants & Food Service (continued)
$262	OSI Restaurant Partners, LLC, Revolving Credit Agreement	5.07%	06/14/13	$137,752
2,931	OSI Restaurant Partners, LLC, Term Loan	5.25	06/14/14	1,541,038
2,245	Sagittarius Restaurants, LLC, Term Loan	9.50	03/29/13	1,089,016
684	Volume Services America, Inc., Revolving Credit Agreement	7.50	04/01/10	639,278
3,561	Volume Services America, Inc., Term Loan	7.50	10/01/10	3,329,619

				22,830,979

	Retail — Oil & Gas 0.5%
4,455	The Pantry, Inc., Term Loan	4.87	05/15/14	3,163,129

	Retail — Specialty 1.7%
15,151	Nebraska Book Co., Inc., Term Loan	6.27 to 6.38	03/04/11	11,059,924
1,042	Visant Holding Corp., Revolving Credit Agreement	4.75	10/04/10	1,000,696

				12,060,620

	Retail — Stores 3.3%
6,691	Dollar General Corp., Term Loan	5.75 to 6.17	07/06/14	5,399,378

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Retail — Stores (continued)
$550	General Nutrition Centers, Inc., Revolving Credit Agreement	5.00%	03/16/12	$343,750
11,463	General Nutrition Centers, Inc., Term Loan	6.01 to 6.30	09/16/13	7,947,826
6,750	Guitar Center, Inc., Term Loan	6.72	10/09/14	4,218,750
3,493	Rite Aid Corp., Term Loan	6.00 to 7.55	06/04/14	2,688,181
3,100	Sally Holdings, Inc., Term Loan	5.06 to 5.47	11/16/13	2,432,400

				23,030,285

	Telecommunications — Local Exchange Carriers 1.6%
4,136	Global Tel*Link Corp., Term Loan	6.62 to 7.26	02/14/13	4,011,266
1,339	Hargray Acquisition Co., Term Loan	6.01	06/29/14	1,097,877
313	NuVox Transition Subsidiary, LLC, Term Loan	6.07	05/31/14	246,996
1,482	Orius Corp., LLC, Term Loan (c)(d)(e)	7.50 to 8.00	01/23/09 to 01/23/10	20,160
2,813	Paetec Holding Corp., Term Loan	5.62	02/28/13	1,870,604
4,983	Sorenson Communications, Inc., Term Loan	5.70 to 10.18	02/16/14 to 04/28/14	4,213,283

				11,460,186

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Long Distance 0.4%
$3,600	Level 3 Communications, Inc., Term Loan	7.00%	03/13/14	$2,691,000

	Telecommunications — Wireless 1.9%
3,950	Alltel Communications, Inc., Term Loan (a)	5.50	05/15/15	3,780,941
4,028	Asurion Corp., Term Loan (a)	5.80 to 7.09	07/03/14	3,014,332
7,462	CommScope, Inc., Term Loan	5.50 to 6.26	12/27/14	5,746,053
1,073	MetroPCS Wireless, Inc., Term Loan	5.06 to 5.38	11/03/13	890,934

				13,432,260

	Textiles & Leather 2.6%
5,992	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	3,720,117
6,150	HBI Branded Apparel Ltd., Inc., Term Loan (a)	7.27	03/05/14	4,817,498
4,850	Levi Strauss & Co., Term Loan	6.76	03/27/14	3,473,812
3,682	St. John Knits International, Inc., Term Loan	6.17	03/21/12	3,074,443
3,272	Varsity Brands, Inc., Term Loan	5.50 to 5.56	02/22/14	3,010,370

				18,096,240

	Transportation — Cargo 1.1%
1,081	Cardinal Logistics Management, Inc., Term Loan	6.75	09/23/13	648,457

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Transportation - Cargo (continued)
$4,938	JHCI Acquisitions, Inc., Term Loan	5.62%	06/19/14	$3,332,813
2,076	Kenan Advantage Group, Inc., Term Loan	6.76	12/16/11	1,401,346
2,425	Rail America, Inc., Term Loan	7.88	08/14/09	2,170,375

				7,552,991

	Transportation - Personal 0.4%
4,160	Coach America Holdings, Inc., Term Loan	6.23 to 6.63	04/20/14	2,953,912

	Transportation-Rail Manufacturing 0.5%
4,354	Helm Holding Corp., Term Loan	5.05 to 5.25	07/08/11	3,809,445

	Utilities 7.9%
2,246	Bicent Power, LLC, Term Loan (a)	5.77	06/30/14	1,811,710
612	Boston Generating, LLC, Revolving Credit Agreement (a)	6.01	12/20/13	419,844
13,277	Boston Generating, LLC, Term Loan (a)	6.01	12/20/13	9,114,023
14,098	First Light Power Resources, Inc., Term Loan	5.75 to 7.71	11/01/13 to 05/01/14	11,196,756
2,529	InfrastruX Group, Inc., Term Loan (b)	7.37	11/03/12	2,332,960
5,500	Longview Power, LLC, Term Loan	5.13 to 5.91	02/28/14	3,978,331
1,995	Mach Gen, LLC, Term Loan	4.81 to 5.76	02/22/13 to 02/22/14	1,855,722

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$1,115	NRG Energy, Inc., Term Loan	5.26%	02/01/13	$970,802
2,107	NSG Holdings, LLC, Term Loan	4.32	06/15/14	1,643,767
6,300	Primary Energy Operating, LLC, Term Loan	6.55	08/24/09	5,481,000
7,710	Texas Competitive Electric Holdings Co., LLC, Term Loan	5.70 to 7.64	10/13/14 to 10/14/14	5,838,944
260	TPF Generation Holdings, LLC, Revolving Credit Agreement	5.76	12/15/11	218,676
9,469	TPF Generation Holdings, LLC, Term Loan	5.76 to 8.01	12/15/13 to 12/15/14	7,226,128
4,627	USPF Holdings, LLC, Term Loan	6.26	04/11/14	3,424,126

				55,512,789

	Total Variable Rate** Senior Loan Interests 195.5%			1,375,108,117

Notes 1.2%
Builders FirstSource, Inc. ($5,800,000 par, 7.05% coupon, maturing 02/15/12) (f)				3,277,000
Compression Polymers Corp. ($2,700,000 par, 9.90% coupon, maturing 07/01/12) (f)				1,741,500
Environmental Systems Products Holdings, Inc. ($553,129 par, 8.00% coupon, maturing 03/31/15) (b)				230,489
Qwest Corp. ($3,500,000 par, 6.07% coupon, maturing 06/15/13) (f)				2,555,000
Verso Paper Holding, LLC ($1,500,000 par, 6.94% coupon, maturing 08/01/14) (f)(g)				877,500

Total Notes 1.2%				8,681,489

Description	Value

Equities 0.1%
Aladdin Gaming Holdings, LLC (7.84% ownership interest, Acquired 09/03/04, Cost $0) (h)	$15,249
Building Materials Holding Corp. (Warrants for 27,689 common shares, Expiration date 09/30/15, Acquired 10/09/08, Cost $0) (h)	0
Comdisco Holding Co., Inc. (7 common shares, Acquired 09/04/08, Cost $69) (h)(i)	56
Environmental Systems Products Holdings, Inc. (9,333 common shares, Acquired 09/27/07, Cost $0) (h)(i)	79,330
Environmental Systems Products Holdings, Inc. (4,275 preferred shares, Acquired 09/27/07, Cost $106,875) (h)(i)	0
Gentek, Inc. (Canada) (7,022 common shares, Acquired between 10/17/06 and 09/25/08, Cost $108,336) (h)(i)	126,400
Gentek, Inc. (Canada) (Warrants for 821 common shares, Expiration date 10/31/10, Acquired 10/17/06, Cost $0 ) (h)(i)	29,150
IAP Worldwide Services, Inc. (Warrants for 57,417 common shares, Expiration date 06/11/15, Acquired 06/18/08, Cost $0) (h)(i)	0
IDT Corp. (22,898 common shares) (h)	23,356
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (h)(i)	0

Total Equities 0.1%	273,541

Total Long-Term Investments 196.8%
(Cost $2,079,340,725)	1,384,063,147

Description	Value

Time Deposit 1.1%
State Street Bank & Trust Co. ($7,916,182 par, 0.15% coupon, dated 10/31/08, to be sold on 11/03/08 at $7,916,281) (a)	$7,916,182

(Cost $7,916,182)

Total Investments 197.9%
(Cost $2,087,256,907)	1,391,979,329

Borrowings (47.9%)	(337,000,000)

Preferred Shares (including accrued distributions) (49.8%)	(350,104,648)

Liabilities in Excess of Other Assets (0.2%)	(1,324,910)

Net Assets Applicable to Common Shares 100.0%	$703,549,771

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	All or a portion of this security is designated in connection with unfunded loan commitments.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Variable rate security. Interest rate shown is that in effect at October 31, 2008.

(g)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h)	Non-income producing security.

(i)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents less than 0.1% of the net assets applicable to common shares of the Trust.

(j)	The borrower is in the process of restructuring or amending the terms of this loan.

(k)	Subsequent to October 31, 2008, this borrower has filed for protection in federal bankruptcy court.

*	Senior Loans in the Trust’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust’s portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
Ratings Allocation as of 10/31/08 (Unaudited)

BBB/Baa	0.3%
BB/Ba	33.5%
B/B	35.5%
CCC/Caa	6.6%
CC/Ca	0.1%
Non-Rated	24.0%
Ratings allocations are as a percentage of long-term debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.
Swap agreements outstanding as of October 31, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value
Goldman Sachs International	Boston Generating, LLC	Sell	2.00%	06/20/09	$3,000	$0	$(123,839)
Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	2.85	06/20/10	5,000	0	(140,069)
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	2.15	06/20/09	1,500	0	(502,236)
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	3.75	06/20/12	1,500	0	(655,109)
Goldman Sachs International	Standard Pacific Corp.	Sell	3.40	03/20/14	2,500	0	(456,324)
Goldman Sachs International	Standard Pacific Corp.	Sell	3.70	06/20/14	2,500	0	(434,962)

Total Credit Default Swaps						$0	$(2,312,539)

Swap Collateral Pledged To Counterparty
Goldman Sachs International							1,920,000

Total Swap Agreements							$(392,539)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$178,961	$-0-
Level 2 — Other Significant Observable Inputs	1,376,454,323	(2,312,539)
Level 3 — Significant Unobservable Inputs	15,346,045	-0-
Total	$1,391,979,329	$(2,312,539)

* Other financial instruments include futures, forwards and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 7/31/2008	$17,649,176
Accrued discounts/premiums	18,059
Realized gain/loss	1,391
Change in unrealized appreciation/depreciation	(2,951,637)
Net purchases/sales	629,056
Net transfers in and/or out of Level 3	-0-

Balance, as of 10/31/08	$15,346,045
Net change in unrealized appreciation/depreciation from investments still held as of 10/31/08	$(2,951,637)

SECURITY VALUATION The Trust’s Senior Loans and notes are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust’s portfolio. The fair value of Senior Loans are reviewed and approved by the Trust’s Valuation Committee and the Board of Trustees. Credit default swaps are valued using market quotations obtained from brokers.

Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Senior Income Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: December 17, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: December 17, 2008
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: December 17, 2008